7. Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
7. Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with the Company’s acquisitions. Goodwill amounted to $705,300 at June 30, 2015 and 2014, all of which is expected to be deductible for tax purposes.

The components of other intangible assets are as follows:

	Useful Lives	Cost	Accumulated Amortization	Net

At June 30, 2015:

Technology, trademarks	5/10 yrs.	$ 1,226,800	$ 624,200	$ 602,600
Trade names	6 yrs.	140,000	31,100	108,900
Websites	5 yrs.	210,000	56,000	154,000
Customer relationships	9/10 yrs.	357,000	236,200	120,800
Sublicense agreements	10 yrs.	294,000	106,600	187,400
Non-compete agreements	5 yrs.	384,000	182,700	201,300
IPR&D	3 yrs.	110,000	48,900	61,100
Other intangible assets	5 yrs.	164,000	148,200	15,800

		$ 2,885,800	$ 1,433,900	$ 1,451,900

	Useful Lives	Cost	Accumulated Amortization	Net
At June 30, 2014:

Technology, trademarks	5/10 yrs.	$ 1,226,800	$ 489,100	$ 737,700
Trade names	6 yrs.	140,000	7,800	132,200
Websites	5 yrs.	210,000	14,000	196,000
Customer relationships	9/10 yrs.	357,000	215,800	141,200
Sublicense agreements	10 yrs.	294,000	77,200	216,800
Non-compete agreements	5 yrs.	384,000	126,300	257,700
IPR&D	3 yrs.	110,000	12,200	97,800
Other intangible assets	5 yrs.	157,400	140,900	16,500

		$ 2,879,200	$ 1,083,300	$ 1,795,900

Total amortization expense was $350,600 and $190,900 in 2015 and 2014, respectively.

Estimated future amortization expense of intangible assets is as follows:

Fiscal Years

2016	$ 353,300
2017	337,000
2018	324,000
2019	246,600
2020	80,400
Thereafter	110,600

$ 1,451,900